Document and Entity Information	3 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-1 Registration Statement Filed on March 29, 2014 with the Securities and Exchange Commission
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	GULFSLOPE ENERGY, INC.
Entity Central Index Key	0001341726
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company